Shareholder Fees {- Fidelity® Leveraged Company Stock Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-07 | Fidelity® Leveraged Company Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none